ENVIRONMENTAL MATTERS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Emvironmental Matters [Line Items]
Environmental disbursements	$ 55,256	$ 61,960
Commitments for disbursements in project	$ 21,341	$ 53,071
Environmental disbursement one [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Environmental improvement studies	Investment projects for the control and management of gas emissions from industrial process
Disclosure of status of project	In process	In process
Environmental disbursements	$ 19,802	$ 633
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Properties,plants andequipments
Commitments for disbursements in project	$ 14,049	$ 979
Estimated completion date of project	2022	2021
Environmental disbursement two [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Environmental improvement studies	Environmental improvement studies
Disclosure of status of project	Finished	In process
Environmental disbursements	$ 248	$ 25,947
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Properties,plants andequipments
Commitments for disbursements in project	$ 14	$ 27,215
Estimated completion date of project	2022	2021
Environmental disbursement three [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Investment projects for the control and management of gas emissions from industrial process
Disclosure of status of project	In process	Finished
Environmental disbursements	$ 410	$ 1,750
Description of nature of disbursement	Assets	Expenses
Detailed description of nature of disbursement	Properties, plants and equipments	Operatingcosts
Commitments for disbursements in project	$ 5,244	$ 0
Estimated completion date of project	2022
Environmental disbursement four [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Environmental improvement studies	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	In process
Environmental disbursements	$ 11,860	$ 2,443
Description of nature of disbursement	Expenses	Assets
Detailed description of nature of disbursement	Operating costs	Properties,plants andequipments
Commitments for disbursements in project	$ 0	$ 9,660
Estimated completion date of project	2022	2021
Environmental disbursement five [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Expansion of solid industrial waste dumpsite for management of these in the future	Environmental improvement studies
Disclosure of status of project	In process	Finished
Environmental disbursements	$ 10,367	$ 10,693
Description of nature of disbursement	Expenses	Expenses
Detailed description of nature of disbursement	Operating costs	Operatingcosts
Commitments for disbursements in project	$ 0	$ 0
Estimated completion date of project	2022
Environmental disbursement six [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Expansion of solid industrial waste dumpsite for management of these in the future	Expansion of solid industrial waste dumpsite for management of these in the future
Disclosure of status of project	In process	Finished
Environmental disbursements	$ 1,856	$ 11,786
Description of nature of disbursement	Assets	Expenses
Detailed description of nature of disbursement	Properties, plants and equipments	Operatingcosts
Commitments for disbursements in project	$ 590	$ 0
Estimated completion date of project	2022
Environmental disbursement seven [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Construction emissary
Disclosure of status of project	In process	In process
Environmental disbursements	$ 921	$ 0
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Properties,plants andequipments
Commitments for disbursements in project	$ 581	$ 697
Estimated completion date of project	2022	2021
Environmental disbursement eight [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Expansion of solid industrial waste dumpsite for management of these in the future
Disclosure of status of project	In process	In process
Environmental disbursements	$ 585	$ 702
Description of nature of disbursement	Expenses	Assets
Detailed description of nature of disbursement	Operating costs	Properties,plants andequipments
Commitments for disbursements in project	$ 0	$ 10,368
Estimated completion date of project	2022	2021
Environmental disbursement nine [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	In process
Environmental disbursements	$ 423	$ 125
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Properties,plants andequipments
Commitments for disbursements in project	$ 66	$ 560
Estimated completion date of project	2022	2021
Environmental disbursement ten [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Investment projects for the control and management of gas emissions from industrial process
Disclosure of status of project	Finished	In process
Environmental disbursements	$ 618	$ 1,453
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Properties,plants andequipments
Commitments for disbursements in project	$ 6	$ 2,147
Estimated completion date of project	2022	2021
Environmental disbursement eleven [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Environmental improvement studies	Expansion of solid industrial waste dumpsite for management of these in the future
Disclosure of status of project	In process	In process
Environmental disbursements	$ 1,280	$ 178
Description of nature of disbursement	Expenses	Expenses
Detailed description of nature of disbursement	Administration expenses	Operatingcosts
Commitments for disbursements in project	$ 504	$ 0
Estimated completion date of project	2022
Environmental disbursement twelve [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of gas emissions from industrial process	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	Finished	In process
Environmental disbursements	$ 449	$ 464
Description of nature of disbursement	Assets	Expenses
Detailed description of nature of disbursement	Properties, plants and equipments	Operatingcosts
Commitments for disbursements in project	$ 16	$ 0
Environmental disbursement thirteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Expansion of solid industrial waste dumpsite for management of these in the future	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	Finished	In process
Environmental disbursements	$ 1,096	$ 230
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Properties,plants andequipments
Commitments for disbursements in project	$ 261	$ 435
Estimated completion date of project		2021
Environmental disbursement fourteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Environmental improvement studies
Disclosure of status of project	Finished	In process
Environmental disbursements	$ 3,917	$ 324
Description of nature of disbursement	Assets	Expenses
Detailed description of nature of disbursement	Properties, plants and equipments	Administrationexpenses
Commitments for disbursements in project	$ 10	$ 105
Estimated completion date of project		2021
Environmental disbursement fifteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Environmental improvement studies	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	Finished	In process
Environmental disbursements	$ 222	$ 1,983
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Properties,plants andequipments
Commitments for disbursements in project	$ 0	$ 836
Estimated completion date of project		2021
Environmental disbursement sixteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Environmental improvement studies
Disclosure of status of project	Finished	Finished
Environmental disbursements	$ 205	$ 221
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Properties,plants andequipments
Commitments for disbursements in project	$ 0	$ 0
Environmental disbursement seventeen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of gas emissions from industrial process	Expansion of solid industrial waste dumpsite for management of these in the future
Disclosure of status of project	Finished	Finished
Environmental disbursements	$ 997	$ 547
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Properties,plants andequipments
Commitments for disbursements in project	$ 0	$ 0
Environmental disbursement eighteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project		Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project		Finished
Environmental disbursements		$ 667
Description of nature of disbursement		Assets
Detailed description of nature of disbursement		Properties,plants andequipments
Commitments for disbursements in project		$ 0
Environmental disbursement ninteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project		Environmental improvement studies
Disclosure of status of project		In process
Environmental disbursements		$ 179
Description of nature of disbursement		Expenses
Detailed description of nature of disbursement		Operatingcosts
Commitments for disbursements in project		$ 69
Estimated completion date of project		2021
Environmental Disbursement Twenty [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project		Environmental improvement studies
Disclosure of status of project		In process
Environmental disbursements		$ 784
Description of nature of disbursement		Assets
Detailed description of nature of disbursement		Properties,plants andequipments
Commitments for disbursements in project		$ 0
Environmental Disbursement Twenty One [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project		Environmental improvement studies
Disclosure of status of project		Finished
Environmental disbursements		$ 628
Description of nature of disbursement		Assets
Detailed description of nature of disbursement		Properties,plants andequipments
Commitments for disbursements in project		$ 0
Environmental Disbursement Twenty Two [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project		Investment projects for the control and management solid industrial waste dumpsite for management of these in the future
Disclosure of status of project		Finished
Environmental disbursements		$ 223
Description of nature of disbursement		Expenses
Detailed description of nature of disbursement		Operatingcosts
Commitments for disbursements in project		$ 0